Acquisition of ALP Maritime Services B.V. - Consolidated Pro Forma Financial Information (Detail) (ALP Maritime Services B.V. [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
ALP Maritime Services B.V. [Member]
Business Acquisition Pro Forma Information [Line Items]
Revenues	$ 500,771	$ 440,857
Net income	$ 5,061	$ 80,712
Limited partners' interest in net (loss) income per common unit - basic	$ (0.13)	$ 0.85
Limited partners' interest in net (loss) income per common unit - diluted	$ (0.13)	$ 0.85